Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of detailed information about operating lease rental expense	Rental expenses related to operating leases for fiscal year ended December 31, 2018 are detailed below:

2018
Minimum payments	4,988
Contingent installments	7,326

12,314

Minimum commitments payments related to non-cancellable operating lease	The minimum payment commitments related to non-cancellable operating leases as of December 31, 2018 are detailed below:

2018
Up to 1 year	12,264
From 1 to 5 years	15,341
From 6 th year	2,317